PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of movement of property, plant, and equipment and average depreciation rate

		Buildings,
	Dams,	civil works	Machines
	reservoirs and	and	and			Right of
	water mains	improvements	equipment	Impairment	In progress	Use	Others	Total
Average depreciation rate per year (%)	1.72	1.69	2.75	—	—	3.84	1.10	—
Costs	25,243,381	11,940,669	37,765,942	—	4,432,927	1,350,009	1,323,410	82,056,338
Accumulated Depreciation and Impairment	(11,880,149)	(5,814,104)	(25,383,948)	(1,702,404)	—	(1,191,038)	(279,273)	(46,250,916)
Balance on December 31, 2023	13,363,232	6,126,565	12,381,994	(1,702,404)	4,432,927	158,971	1,044,137	35,805,421
Addition	22,208	2,695	47,956	(116,508)	2,845,292	5,667	84,870	2,892,180
Write-offs	(12,775)	295	(22,400)	650,278	(16,048)	—	(12,315)	587,035
Depreciation	(914,695)	(355,849)	(544,344)	—	—	(45,331)	(47,014)	(1,907,233)
Transfers assets held for sale	(267,316)	(68,366)	(135,482)	—	(4,690)	—	(43,807)	(519,661)
Transfers	354,524	66,972	1,470,547	(7,078)	(2,115,630)	31,218	195,760	(3,687)
Balance on December 31, 2024	12,545,178	5,772,312	13,198,271	(1,175,712)	5,141,851	150,525	1,221,631	36,854,056
Costs	25,158,794	11,892,050	38,860,152	—	5,141,851	1,386,894	1,506,625	83,946,366
Accumulated Depreciation and Impairment	(12,613,616)	(6,119,738)	(25,661,881)	(1,175,712)	—	(1,236,369)	(284,994)	(47,092,310)

		Buildings,
	Dams,	civil works	Machines
	reservoirs and	and	and			Right of
	water mains	improvements	equipment	Impairment	In progress	Use	Others	Total
Average depreciation rate per year (%)	2.00	2.50	3.30	—	—	3.50	5.80	—
Costs	22,752,509	10,977,908	43,366,208	—	2,716,242	2,052,882	499,472	82,365,221
Accumulated Depreciation and Impairment	(11,286,217)	(5,620,539)	(26,900,142)	(2,536,835)	—	(1,097,733)	(184,050)	(47,625,516)
Balance on December 31, 2022	11,466,292	5,357,369	16,466,066	(2,536,835)	2,716,242	955,149	315,422	34,739,705
Acquisition of control invested	2,973,633	1,127,662	203,498	—	13,028	378	255,049	4,573,248
Addition	532	11,764	216,012	(1,073,345)	3,847,094	12,075	(217,628)	2,796,504
Write-offs	(19,443)	(155)	(53,134)	73,635	(28,670)	(5,371)	(18,278)	(51,416)
Depreciation	(602,937)	(290,467)	(952,293)	—	—	(92,403)	(37,300)	(1,975,400)
Transfers of assets held for sale	(167,687)	(140,959)	(3,929,766)	1,829,696	(462,734)	(710,857)	(3,740)	(3,586,047)
Transfers	(287,158)	61,351	431,611	4,445	(1,652,033)	—	750,612	(691,173)
Balance on December 31, 2023	13,363,232	6,126,565	12,381,994	(1,702,404)	4,432,927	158,971	1,044,137	35,805,421
Costs	25,243,381	11,940,669	37,765,942	—	4,432,927	1,350,009	1,323,410	82,056,338
Accumulated Depreciation and Impairment	(11,880,149)	(5,814,104)	(25,383,948)	(1,702,404)	—	(1,191,038)	(279,273)	(46,250,916)